Note 13 - Carrying Value of The Financial Instruments held at Fair Value (Detail: Text Values) € in Millions	Dec. 31, 2021 EUR (€)
Quoted prices in active market (Level 1)
Carrying Value of The Financial Instruments held at Fair Value [Line Items]
Net movement of Trading Assets due to liquidity testing procedures refinement	€ 5,000
Valuation technique unobservable parameters (Level 3) [Member]
Carrying Value of The Financial Instruments held at Fair Value [Line Items]
Net movement of Financial Assets at Fair Value through Other Comprehensive Income due to liquidity testing procedures refinement	1,000
Movement of Financial Assets at Fair Value through Other Comprehensive Income due to levelling methodology for Strategic Corporate Lending loans	200
Changes in Groups Level 3 assets due to market dislocations and increased market volatility caused by COVID-19 pandemic	1,600
Changes in Groups Level 3 liabilities due to market dislocations and increased market volatility caused by COVID-19 pandemic	2,600
Net movement from L2 into L3 of Trading Assets due to liquidity testing procedures refinement	€ 2,000